Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 7,361,000	$ 21,087,000
Short-term deposits		6,500,000
Cash and cash equivalents	$ 7,361,112	$ 27,586,760	$ 8,764,000	$ 5,434,000